Employee Benefit Plans (Summary Of Components Of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member] Minimum [Member]	Dec. 31, 2011 Pension Plans [Member] Minimum [Member]	Dec. 31, 2010 Pension Plans [Member] Minimum [Member]	Dec. 31, 2012 Pension Plans [Member] Maximum [Member]	Dec. 31, 2011 Pension Plans [Member] Maximum [Member]	Dec. 31, 2010 Pension Plans [Member] Maximum [Member]	Dec. 31, 2012 Postretirement Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2012 Postretirement Plans [Member] Minimum [Member]	Dec. 31, 2011 Postretirement Plans [Member] Minimum [Member]	Dec. 31, 2010 Postretirement Plans [Member] Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost		$ 6.0	$ 5.1	$ 5.8							$ 1.1	$ 1.0	$ 1.2
Interest cost		41.5	42.3	41.7							8.4	11.9	11.5
Expected return on plan assets		(49.3)	(48.1)	(44.7)							(2.1)	(2.9)	(3.6)
Net amortization		27.2	20.8	17.8							0.2	(5.7)	(10.0)
Curtailment/Settlement	(1.0)	0.7	1.3	0.8							0	(1.1)	0
Net periodic expense (credit)		$ 26.1	$ 21.4	$ 21.4							$ 7.6	$ 3.2	$ (0.9)
Weighted-average assumptions used to determine net periodic costs, during the year, Discount rate		4.70%	5.40%	5.80%							4.30%	5.00%	5.40%
Weighted-average assumptions used to determine net periodic costs, during the year, Expected return on plan assets		6.60%	7.20%	7.30%							6.75%	7.00%	7.25%
Weighted-average assumptions used to determine net periodic costs, during the year, Rate of compensation increase					2.50%	2.50%	2.50%	4.50%	4.50%	10.00%
Weighted-average assumptions used to determine net periodic costs, end of the year, Discount rate		4.00%	4.70%	5.40%							3.50%	4.30%	5.00%
Weighted-average assumptions used to determine net periodic costs, end of the year, Rate of compensation increase					2.50%	2.50%	2.50%	4.50%	4.50%	10.00%